Deferred Tax	12 Months Ended
Mar. 31, 2019
Deferred Tax
Deferred Tax

25.  Deferred Tax

Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	March 31,
Particulars	2018	2019
Deductible temporary differences	178,275	243,932
Tax loss carry forward and unabsorbed depreciation	1,929,178	3,249,820
Total	2,107,453	3,493,752

In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 743,384  (March, 2018:  573,762) and tax losses of INR 9,376,379  (March, 2018:  6,159,435) and unabsorbed depreciation of INR 1,262,313  (March 31, 2018:  1,759,363), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2027 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognised Deferred Tax Assets and Liabilities

Deferred tax assets are attributable to the following –

	March 31,
	2018	2019
Property, plant and equipment & intangible assets	18,438	22,136
Trade and other receivables	36,990	55,649
Rent Equalisation reserve	1,021	680
Employee benefits	12,614	16,260
Minimum alternate tax recoverable	5,027	1,754
Unutilised business losses	—	16,645
Provision for expenses	26,642	7,349
Deferred tax asset	100,732	120,473
OCI gratuity	1,917	2,696
Total deferred tax asset (A)	102,649	123,169
Deferred tax liablities are attributable to the following -
Property, plant and equipment & intangible assets	(44,460)	(42,503)
Total deferred tax liability (B)	(44,460)	(42,503)
Net deferred tax asset (A - B)	58,189	80,666

	Balance	Acquired		Recognised
	as on	through	Recognised	in other	Unused/	Balance
	March 31,	business	in profit	comprehensive	utilized	as on March, 31
Particulars	2018	combination	or loss	income	tax credit	2019
Provision for gratuity	(1,581)	—	1,868	—	—	287
Provision for long term compensated absences	5,952	—	2,412	—	—	8,364
Rent equalization reserve	1,021	—	(341)	—	—	680
Provision for doubtful debts	36,990	—	18,659	—	—	55,649
Bonus payable	8,243	—	(633)	—	—	7,609
Fixed assets - WDV	(26,022)	(2,422)	8,077	—	—	(20,367)
Expenses disallowed u/s 40(a)(ia) & 43B	26,642	—	(19,293)	—	—	7,349
Minimum alternate tax	5,027	—	—	—	(3,274)	1,754
Tax loss carry forwards	—	—	16,645	—	—	16,645
OCI-Gratuity	1,917	—	—	779	—	2,696
Deferred tax assets	58,189	(2,422)	27,394	779	(3,274)	80,666

Pursuant to the section 115JB of Indian Income Tax Act, Group’s subsidiaries in India have calculated their tax liability for current income taxes after considering Minimum Alternate Tax (MAT). The excess tax paid under MAT provisions being over and above regular tax liability can be carried forward and set off against future tax liabilities computed under regular tax provisions. Accordingly, a deferred income tax asset of INR 1,101  (March 31, 2018:  INR 5,027) has been recognized on the balance sheet as on March 31, 2019, which can be carried forward for a period of fifteen years from the year of recognition.